UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 12, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 23
Form 13F Information Table Value Total:  $551,613
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AFFILIATED MANAGERS GROUP INC	COM		008252108	 30,448 445600	SH		SOLE		 445600
AMERICAN INTERNATIONAL GROUP	COM		026874107	 18,011 310000 	SH		SOLE		310000
AMERICAS CAR MART INC		COM		03062T105	 2,634 	116999 	SH		SOLE		 116999
AMERICREDIT CORP		COM		03060R101	 28,042 1099702	SH		SOLE		 1099702
CAPITAL ONE FINANCIAL CORP	COM		14040H105	 93,988 1174700	SH		SOLE		 1174700
COMMERCE BANCORP INC - N.J.	COM		200519106	 14,509 478700 	SH		SOLE		 478700
COMPUCREDIT CORP		COM		20478N100	 54,987 1604050	SH		SOLE		 1604050
CORUS BANKSHARES INC		COM		220873103	 1,798 	32400	SH		SOLE		 32400
E-LOAN INC			COM		26861P107	 16,578 4963550	SH		SOLE		 4963550
FIRST ACCEPTANCE CORP		COM		318457108	 17,624 1863000	SH		SOLE		 1863000
FIRST MARBLEHEAD CORP		COM		320771108	 69,156 1972500	SH		SOLE		 1972500
INVESTORS FINANCIAL SERVICES	COM		461915100	 47,165 1247100	SH		SOLE		 1247100
MBIA INC			COM		55262C100	 8,897 	150000 	SH		SOLE		 150000
METRIS COMPANIES INC		COM		591598107	 54,817 3790975	SH		SOLE		 3790975
NETBANK INC			COM		640933107	 16,110 1728500	SH		SOLE		 1728500
PORTFOLIO RECOVERY ASSOCIATES	COM		73640Q105	 38,363 912965 	SH	 	SOLE		 912965
PRIMUS GUARANTY LTD		COM		G72457107	 3,504 	242000 	SH		SOLE		 242000
PRIVATEBANCORP INC		COM		742962103	 2,528 	71450	SH		SOLE		 71450
QC HOLDINGS INC			COM		74729T101	 6,245 	432500 	SH		SOLE		 432500
SIGNATURE BANK			COM		82669G104	 9,521 	390201 	SH		SOLE		 390201
SVB FINACIAL GROUP		COM		78486Q101	 1,437 	30000	SH		SOLE		 30000
UCBH HOLDINGS INC		COM		90262T308	 13,679 842300 	SH		SOLE		 842300
WADDELL & REED FINANCIAL INC	COM		930059100	 1,573 	85000	SH		SOLE		 85000


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